Business combination (Details 20) - Transpire Group R$ in Thousands	Sep. 01, 2022 BRL (R$)
Business combinations
Total intangible assets at fair value (note 14)	R$ 12,692	[1]
Customer relationship (note 14)
Business combinations
Total intangible assets at fair value (note 14)	12,665
Software (note 14)
Business combinations
Total intangible assets at fair value (note 14)	5
Brands (note 14)
Business combinations
Total intangible assets at fair value (note 14)	R$ 22

[1]	According to the purchase price on September 01, 2022: